STRATUS FUND, INC.


                             Equity Income Portfolio
                         Government Securities Portfolio
                         Capital Appreciation Portfolio
                     Intermediate Government Bond Portfolio

                               Semi-Annual Report
                                December 31, 1995

                                TABLE OF CONTENTS

                  Schedule of Investments
                      Equity Income Portfolio....................   1
                      Government Securities Portfolio............   5
                      Capital Appreciation Portfolio.............   6
                      Intermediate Government Bond Portfolio.....   9

                  Statement of Assets and Liabilities............  10

                  Statement of Operations........................  11

                  Statements of Changes in Net Assets
                      Equity Income Portfolio....................  12
                      Government Securities Portfolio............  12
                      Capital Appreciation Portfolio.............  13
                      Intermediate Government Bond Portfolio.....  13

                  Financial Highlights
                      Equity Income Portfolio....................  14
                      Government Securities Portfolio............  15
                      Capital Appreciation Portfolio.............  16
                      Intermediate Government Bond Portfolio.....  17

                  Notes to Financial Statements..................  18

                                 STRATUS FUND, INC.
                             Schedule of Investments
                                December 31, 1995
                                   (Unaudited)

                             EQUITY INCOME PORTFOLIO

                                                         Percent
                                                         of Net           Market
    Shares     Common Stock              94.86%          Assets            Value
    ------     --------------------------------          ------            -----

               Broadcasting/Media                         1.46%
               ------------------                         -----
    2,200      Capital Cities/ABC, Inc.                             $    271,425
                                                                     -----------

               Chemicals                                  3.81%
               ---------                                  -----
    5,000      Dupont (E.I.) De Nemours & Company                        349,375
   12,000      Nalco Chemical Company                                    361,500
                                                                     -----------
                                                                         710,875
                                                                     -----------
               Commercial Services                        0.05%
               -------------------                        -----
      400      Schweitzer-Mauduit International, Inc.*                     9,250
                                                                    ------------

               Computers                                  4.73%
               ---------                                  -----
    4,000      Automatic Data Processing                                 297,000
    3,500      International Business Machines Corporation               321,125
    3,000      Microsoft Corporation*                                    263,250
                                                                      ----------
                                                                         881,375
                                                                     -----------
               Cosmetics/Personal Care                    1.96%
               -----------------------                    -----
    7,000      Gillette Company                                          364,875
                                                                      ----------

               Electrical Equipment                       2.63%
               --------------------                       -----
    6,000      Emerson Electric Company                                  490,500
                                                                      ----------

               Electronics                                8.26%
               -----------                                -----
   10,000      General Electric Company                                  720,000
    3,000      Hewlett-Packard, Inc.                                     251,250
    5,000      Intel Corporation                                         283,750
    5,000      Motorola, Inc.                                            285,000
                                                                      ----------
                                                                      $1,540,000
                                                                     -----------

* Indicates nonincome-producing security.

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)

                             EQUITY INCOME PORTFOLIO

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
   ------     --------------------------------          ------            -----
               Entertainment/Leisure                      2.46%
               ---------------------                      -----
   12,000      Carnival Corporation Class A                          $   292,500
    2,800      The Walt Disney Company                                   165,200
                                                                      ----------
                                                                         457,700
                                                                      ----------
               Environmental Control                      1.28%
               ---------------------                      -----
    8,000      Wmx Technologies, Inc.                                    239,000
                                                                     -----------

               Financial Services                         6.28%
               ------------------                         -----
    7,000      Barnett Bank, Inc.                                        413,000
    5,000      Federal Home Loan Mortgage Corporation                    417,500
   12,780      Hawkeye Bancorporation                                    340,268
                                                                      ----------
                                                                       1,170,768
                                                                      ----------
               Food/Beverage/Tabacco                      4.29%
               ---------------------                      -----
    7,000      Coca Cola Company                                         519,750
    5,000      Pepsico, Inc.                                             279,375
                                                                      ----------
                                                                         799,125
                                                                      ----------
               Food Processing                            2.39%
               ---------------                            -----
   14,000      Sara Lee Corporation                                      446,250
                                                                      ----------

               Forest Products/Paper                      3.62%
               ---------------------                      -----
    5,000      Georgia Pacific Corporation                               343,125
    4,000      Kimberly-Clark Corporation                                331,000
                                                                      ----------
                                                                         674,125
                                                                      ----------
               Household Products/Ware                    2.26%
               -----------------------                    -----
    6,000      Colegate-Palmolive Company                                421,500
                                                                      ----------

               Industrial Services                        2.40%
               -------------------                        -----
   14,000      Corning, Inc.                                         $   448,000
                                                                      ----------

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)

                             EQUITY INCOME PORTFOLIO

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
    ------     --------------------------------          ------            -----
               Insurance                                  6.34%
               ---------                                  -----
    3,000      American International Group, Inc.                   $    277,500
    3,000      General Re Corporation                                    465,000
    7,000      Travelers Group, Inc.                                     440,125
                                                                      ----------
                                                                       1,182,625
                                                                      ----------
               Machine/Tools                              1.38%
               -------------                              -----
    7,000      Dover Corporation                                         258,125
                                                                      ----------

               Manufacturing                              1.91%
               -------------                              -----
   10,000      Tyco International, Ltd.                                  356,250
                                                                      ----------

               Oil/Gas                                    9.56%
               -------                                    -----
    6,300      Exxon Corporation                                         504,787
    4,000      Mobil Corporation                                         448,000
   10,000      Questar Corporation                                       335,000
    3,500      Royal Dutch Petroleum Company-NY SHR ADR                  493,938
                                                                      ----------
                                                                       1,781,725
                                                                      ----------
               Pharmaceutical/Medical                    10.84%
               ----------------------                    ------
   11,000      Abbott Laboratories                                       459,250
    3,000      American Home Products Corporation                        291,000
    5,000      Bristol-Myers Squibb Company                              429,375
    8,000      Merck & Company, Inc.                                     526,000
    5,000      Pfizer, Inc.                                              315,000
                                                                      ----------
                                                                       2,020,625
                                                                      ----------
               Publishing/Printing                        2.07%
               -------------------                        -----
    7,000      Reuters Holdings PLC (ADR)                                385,875
                                                                      ----------

               Retail Store                               1.80%
               ------------                               -----
   15,000      Wal-Mart Stores, Inc.                                 $   335,625
                                                                      ----------

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)

                             EQUITY INCOME PORTFOLIO

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
    ------     --------------------------------          ------            -----
               Textiles                                   1.98%
               --------                                   -----
    7,000      VF Corporation                                      $     369,250
                                                                    ------------

               Transportation                             1.77%
               --------------                             -----
    5,000      Union Pacific Corporation                                 330,000
                                                                    ------------

               Utilities                                  4.58%
               ---------                                  -----
   15,000      Allegheny Power System, Inc.                              429,375
   20,000      PacifiCorp                                                425,000
                                                                    ------------
                                                                         854,375
                                                                    ------------
               Utilities - Telecommunications             2.08%
               ------------------------------             -----
    6,000      American Telephone & Telegraph Corporation                388,500
                                                                    ------------

  Principal
    Amount     U.S. Government Securities                 2.67%
    ------     ------------------------------------------------
   500,000     Treasury Bill 0%, due 2/8/96                              497,600
                                                                    ------------


               Total Investments                         94.86%       17,685,343
               Cash Equivalents                           4.62%          860,379
               Net Receivables/(Payables)                 0.52%           97,288
                                                       --------      -----------
               TOTAL NET ASSETS                         100.00%      $18,643,010
                                                        =======       ==========

                               STRATUS FUND, INC.
                             Schedule of Investments
                                December 31, 1995
                                   (Unaudited)

                         GOVERNMENT SECURITIES PORTFOLIO

                                                     Percent of
      Principal                                      Net Assets           Market
        Amount      U.S. Government Securities           93.89%            Value
        ------      -------------------------------------------            -----

        300,000   Federal Home Loan Bank, 7.70%, due 8/26/96         $   304,561

        405,000   Federal National Mortgage Assn., 8.50%, due 6/10/96    410,360
        250,000   Federal National Mortgage Assn., 6.05%, due 1/12/98    253,359
      1,000,000   Federal National Mortgage Assn., 6.20%, due 6/06/00  1,024,688
        250,000   Federal National Mortgage Assn., 7.55%, due 4/22/02    273,133
        500,000   Federal National Mortgage Assn., 6.38%, due 6/25/03    502,945

        700,000   United States Treasury Note, 7.25%, due 11/15/96       711,594
        100,000   United States Treasury Note, 8.00%, due 1/15/97        102,719
        250,000   United States Treasury Note, 6.375%, due 6/30/97       254,258
         50,000   United States Treasury Note, 5.50%, due 9/30/97         50,265
        500,000   United States Treasury Note, 8.75%, due 10/15/97       530,000
      1,500,000   United States Treasury Note, 5.625%, due 10/31/97    1,511,250
      2,100,000   United States Treasury Note, 7.125%, due 10/15/98    2,201,063
        400,000   United States Treasury Note, 6.375%, due 7/15/99       413,500
      1,050,000   United States Treasury Note, 6.00%, due 10/15/99     1,074,609
      1,000,000   United States Treasury Note, 7.75%, due 11/30/99     1,083,750
      1,900,000   United States Treasury Note, 6.375%, due 1/15/00     1,970,359
        500,000   United States Treasury Note, 7.75%, due 1/31/00        543,125
      2,000,000   United States Treasury Note, 5.75%, due 10/31/00     2,030,000
      1,000,000   United States Treasury Note, 5.50%, due 12/31/00     1,005,000
        250,000   United States Treasury Note, 7.75%, due 2/15/01        276,094
        750,000   United States Treasury Note, 7.50%, due 11/15/01       826,406
        250,000   United States Treasury Note, 6.375%, due 8/15/02       262,265
                                                                    ------------
                                                                      17,615,303
                                                                    ------------

               Total Investments                         93.89%      17,615,303
               Cash Equivalents                          10.06%       1,886,746
               Net Receivables/(Payables)               (3.95)%        (739,794)
                                                       --------      -----------
               TOTAL NET ASSETS                         100.00%     $18,762,255
                                                        =======      ==========

                               STRATUS FUND, INC.
                             Schedule of Investments
                                December 31, 1995
                                   (Unaudited)

                         CAPITAL APPRECIATION PORTFOLIO

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock              90.19%          Assets            Value
    ------     --------------------------------          ------            -----

               Auto/Truck/Parts                           1.20%
               ----------------                           -----
      500      Stewart & Stevenson Services, Inc.                      $  12,625
                                                                        --------

               Broadcasting/Media                         3.35%
               ------------------                         -----
      800      Clear Channel Communications*                              35,300
                                                                        --------

               Chemicals                                  6.01%
               ---------                                  -----
      450      Goodrich (B.F.) Company                                    30,656
      800      IMC Global, Inc.*                                          32,700
                                                                        --------
                                                                          63,356
                                                                        --------
               Commercial Services                        8.34%
               -------------------                        -----
    1,100      Corrections Corporation of America*                        40,837
      700      Manpower, Inc.*                                            19,688
      500      Wallace Computer Servicing, Inc.*                          27,313
                                                                        --------
                                                                          87,838
                                                                        --------
               Computers                                 11.75%
               ---------                                 ------
      500      Apple Computer, Inc.                                       15,937
    1,050      Cadence Design Systems, Inc. *                             44,100
      550      Digital Equipment Corporation*                             35,269
      600      Seagate Technology, Inc.*                                  28,500
                                                                         -------
                                                                         123,806
                                                                        --------
               Electrical Equipment                       3.51%
               --------------------                       -----
      650      Raychem Corporation                                        36,969
                                                                        --------

               Electronics                                3.72%
               -----------                                -----
      700      Philips Electronics N.V.                                   25,113
    1,000      X-Rite, Inc. *                                             14,125
                                                                        --------
                                                                       $  39,238
                                                                        --------
* Indicates nonincome-producing security.

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)

                         CAPITAL APPRECIATION PORTFOLIO

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
    ------     --------------------------------          ------            -----
               Electronics/Semiconductors                 2.85%
               --------------------------                 -----
    1,200      International Rectifier Corporation *                   $  30,000
                                                                        --------

               Environmental Control                      1.96%
               ---------------------                      -----
      700      Browning Ferris Industries, Inc.                           20,650
                                                                        --------

               Financial Services                         4.89%
               ------------------                         -----
    1,000      First Financial Corporation - Wisconsin                    23,000
      600      Sunamerica, Inc.                                           28,500
                                                                        --------
                                                                          51,500
                                                                        --------
               Forest Products/Paper                      2.95%
               ---------------------                      -----
      600      Federal Paper Board Company                                31,125
                                                                        --------

               Insurance                                 11.95%
               ---------                                 ------
      900      Ace Limited, Ltd.                                          35,775
      750      Allstate Corporation                                       30,844
      300      Cigna Corporation                                          30,975
      250      CNA Financial Corporation*                                 28,375
                                                                        --------
                                                                         125,969
                                                                        --------
               Lodging                                    4.27%
               -------                                    -----
      550      HFS, Inc.                                                  44,962
                                                                        --------

               Medical Supplies/Services                  6.43%
               -------------------------                  -----
    1,000      Healthsouth Corporation                                    29,125
      500      Thermo Cardiosystems, Inc.*                                38,625
                                                                        --------
                                                                       $  67,750
                                                                        --------

* Indicates nonincome-producing security.

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)

                         CAPITAL APPRECIATION PORTFOLIO

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
    ------     --------------------------------          ------            -----
               Retail/Apparel                            11.89%
               --------------                            ------
      900      Barnes & Noble, Inc. *                                  $  26,100
      500      Home Depot, Inc.                                           23,937
      500      Nike, Inc. Class B                                         34,813
      600      Tommy Hilfiger Corporation*                                25,425
    1,500      Trend-Lines, Inc. Class A*                                 15,000
                                                                     -----------
                                                                         125,275
                                                                     -----------
               Transportation                             5.12%
               --------------                             -----
      350      Burlington Northern Santa Fe                               27,300
      150      Ual Corporation*                                           26,775
                                                                     -----------
                                                                          54,075
                                                                     -----------


               Total Investments                         90.19%          950,438
               Cash Equivalents                           9.42%           99,261
               Net Receivables/(Payables)                 0.39%            4,105
                                                        -------       ----------
               TOTAL NET ASSETS                         100.00%       $1,053,804
                                                        =======        =========

* Indicates nonincome-producing security.

                               STRATUS FUND, INC.
                             Schedule of Investments
                                December 31, 1995
                                   (Unaudited)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                     Percent of
      Principal                                      Net Assets           Market
        Amount      U.S. Government Securities           92.52%            Value
        ------      -------------------------------------------            -----

        100,000     United States Treasury Note, 4.375%, due 8/15/96 $    99,453
        400,000     United States Treasury Note, 7.00%, due 9/30/96      404,813
        100,000     United States Treasury Note, 7.25%, due 11/15/96     101,656
        300,000     United States Treasury Note, 6.125%, due 12/31/96    302,672
        600,000     United States Treasury Note, 8.00%, due 1/15/97      616,312
        100,000     United States Treasury Note, 6.25%, due 1/31/97      101,031
        500,000     United States Treasury Note, 6.00%, due 8/31/97      506,172
        250,000     United States Treasury Note, 7.375%, due 11/15/97    259,453
        200,000     United States Treasury Note, 7.875%, due 4/15/98     211,281
        950,000     United States Treasury Note, 7.125%, due 10/15/98    995,719
        700,000     United States Treasury Note, 6.375%, due 1/15/99     721,656
        550,000     United States Treasury Note, 6.00%, due 10/15/99     562,891
        400,000     United States Treasury Note, 6.375%, due 1/15/00     414,812
        500,000     United States Treasury Note, 7.125%, due 2/29/00     532,422
        750,000     United States Treasury Note, 6.125%, due 7/31/00     772,266
                                                                      ----------
                                                                       6,602,609



               Total Investments                         92.52%        6,602,609
               Cash Equivalents                           5.56%          396,971
               Net Receivables/(Payables)                 1.92%          136,744
                                                       --------       ----------
               TOTAL NET ASSETS                         100.00%       $7,136,324
                                                        =======        =========


                               STRATUS FUND, INC.
                            Statements of Assets and
                                   Liabilities
                                December 31, 1995
                                   (Unaudited)

                                                                                Intermediate
                                             Equity     Government    Capital    Government
                                             Income     Securities  Appreciation   Bond
                                            Portfolio    Portfolio   Portfolio   Portfolio
                                           ------------ ------------ ----------  ----------
Assets:
  Investments in securities,
    at market value (note 4)               $17,685,343   17,615,303    950,438   6,602,609
  Cash equivalents                             860,379    1,886,746     99,261     396,971
  Accrued interest and dividends receivable     44,248      249,524      2,063     145,969
  Receivable for fund shares sold               65,856       27,132      4,200          82
                                           ------------ ------------ ----------  ----------
       Total assets                         18,655,826   19,778,705  1,055,962   7,145,631
                                           ------------ ------------ ----------  ----------

Liabilities:
  Accrued expenses, including investment
    management and service fees payable to
    adviser and administrator (note 3)          12,743       12,425      2,158       7,297
  Payable for securities purchased                 -        997,850        -           -
  Payable for fund shares redeemed                  73        6,175        -         2,010
                                           ------------ ------------ ----------  ----------
          Total liabilities                     12,816    1,016,450      2,158       9,307
                                           ------------ ------------ ----------  ----------
Net assets applicable to outstanding
capital stock                              $18,643,010   18,762,255  1,053,804   7,136,324
                                           ============ ============ ==========  ==========

Net assets are represented by:
  Capital stock outstanding, at par
    (note 6)                                     1,470        1,888         91         667
  Additional paid-in capital                15,533,061   18,697,761    942,692   7,116,538
  Accumulated undistributed net
    investment income (loss)                     6,446        9,717   (29,891)       3,787
  Accumulated undistributed net realized
     gain (loss)                               181,424    (310,929)     25,616   (118,219)
  Unrealized appreciation (note 5)           2,920,609      363,818    115,296     133,551
                                           ------------ ------------ ----------  ----------
       Total amount representing net
        assets applicable to
          shares outstanding               $18,643,010   18,762,255  1,053,804   7,136,324
                                           ============ ============ ==========  ==========

Net asset value per share of
  outstanding capital stock                     $12.68         9.94      11.55       10.70
                                           ============ ============ ==========  ==========

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                                  Statements of
                                   Operations
                       Six Months Ended December 31, 1995
                                   (Unaudited)

                                                                            Intermediate
                                           Equity    Government   Capital   Government
                                           Income    Securities  Appreciation  Bond
                                          Portfolio  Portfolio   Portfolio   Portfolio
                                          ---------- ----------  ---------- ------------
Investment income:
    Dividends                              $172,307       -          2,555        -
    Interest                                 30,864    455,704       2,883      185,492
                                          ---------- ----------  ---------- ------------
        Total investment income             203,171    455,704       5,438      185,492
                                          ---------- ----------  ---------- ------------
Expenses (note 3):
    Investment advisory fees                 38,155     39,495       6,171       20,050
    Administration fees                      12,001     12,485         687        4,818
    Accounting                                2,870      3,270       3,570        3,570
    Custodial fees                               -         -         1,120        3,196
    Securities pricing                        1,495        320       1,116          -
    Other operating expenses                  (894)    (3,708)         431          243
                                          ---------- ----------  ---------- ------------
        Total expenses                       53,627     51,862      13,095       31,877
                                          ---------- ----------  ---------- ------------
        Net investment income (loss)        149,544    403,842     (7,657)      153,615
                                          ---------- ----------  ---------- ------------
Realized and unrealized gain on
  investments (note 5):
    Net realized gain (loss)                548,370    (1,456)     148,014        (388)
    Net unrealized appreciation
          (depreciation):
      Beginning of period                 1,751,333     66,202     171,190       46,232
      End of period                       2,920,609    363,818     115,296      133,551
                                          ---------- ----------  ---------- ------------
        Net unrealized
         appreciation (depreciation)      1,169,276    297,616    (55,894)       87,319
                                          ---------- ----------  ---------- ------------
        Net realized and unrealized gain
          on investments                  1,717,646    296,160      92,120       86,931
                                          ---------- ----------  ---------- ------------
Net increase in net assets
     resulting from operations            $1,867,190   700,002      84,463      240,546
                                          ========== ==========  ========== ============


See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                       Statements of Changes in Net Assets
            Six Months Ended December 31, 1995 and Year ended June 30, 1995




                                              Equity                  Government
                                             Income                   Securities
                                            Portfolio                 Portfolio
                                     ------------------------  -------------------------
                                     Six Months                 Six Months
                                        Ended      Year Ended     Ended       Year Ended
                                   Dec. 31, 1995 June 30, 1995 Dec. 31, 1995  June 30, 1995
                                     ------------ -----------  ------------  ------------
                                     (Unaudited)               (Unaudited)

Operations:
    Net investment income               $149,544     253,851       403,842      622,736
    Net realized gain (loss)
     on investments                      548,370    (17,840)       (1,456)     (295,308)
    Unrealized appreciation            1,169,276   1,965,572       297,616      814,214
                                     ------------ -----------  ------------ ------------
        Net increase in net assets
          resulting from operations    1,867,190   2,201,583       700,002    1,141,642
                                     ------------ -----------  ------------ ------------

Distributions to shareholders from:
    Net investment income                149,291     250,201       403,492      619,027
    Net realized gains                   242,886     118,377          -            -
                                     ------------ -----------  ------------ ------------
        Total distributions              392,177     368,578       403,492      619,027
                                     ------------ -----------  ------------ ------------

Capital share transactions:
    Proceeds from sales                4,626,583   2,041,506     5,266,740    2,059,923
    Payment for redemptions             (640,036) (4,313,318)   (1,038,823)  (1,782,550)
    Reinvestment of net investment
      income and net realized gain
      distributions at
      net asset value                    368,098     359,998       352,624      607,699
                                     ------------ -----------  ------------ ------------
        Total increase (decrease)
        from capital
         share transactions            4,354,645  (1,911,814)    4,580,541      885,072
                                     ------------ -----------  ------------ ------------
Total increase (decrease)
 in net assets                         5,829,658     (78,809)    4,877,051    1,407,687

Net assets:
  Beginning of period                 12,813,352  12,892,161    13,885,204   12,477,517
                                     ------------ -----------  ------------ ------------
  End of period                      $18,643,010  12,813,352    18,762,255   13,885,204
                                     ============ ===========  ============ ============


See accompanying notes to financial statements.


                                 STRATUS FUND, INC.
                         Statements of Changes in Net Assets
           Six Months Ended December 31, 1995 and Year ended June 30, 1995



                                                                   Intermediate
                                            Capital                 Government
                                         Appreciation                  Bond
                                           Portfolio                 Portfolio
                                     ----------------------   ------------------------
                                     Six Months                 Six Months
                                        Ended      Year Ended     Ended       Year Ended
                                   Dec. 31, 1995 June 30, 1995 Dec. 31, 1995  June 30, 1995
                                     ------------ -----------  ------------  ------------
                                     (Unaudited)               (Unaudited)

Operations:
    Net investment income (loss)       ($7,657)   (10,660)       153,615      298,292
    Net realized gain (loss)
    on investments                     148,014    (13,631)         (388)     (125,724)

    Unrealized appreciation
     (depreciation)                    (55,894)   198,191        87,319       251,507
                                     ----------- ----------   -----------  -----------
        Net increase in net assets
          resulting from operations      84,463    173,900       240,546      424,075
                                     ----------- ----------   -----------  -----------

Distributions to shareholders from:
    Net investment income                 -           -          153,750      301,006
          Net realized gains             72,180     15,412          -            -
                                     ----------- ----------   -----------  -----------
        Total distributions              72,180     15,412       153,750      301,006
                                     ----------- ----------   -----------  -----------

Capital share transactions:
    Proceeds from sales                 241,289      3,759     2,151,262      400,683
    Payment for redemptions             (4,417)   (82,828)     (744,326)   (3,045,991)
    Reinvestment of net investment
     income and net realized gain
     distributions at
     net asset value                     56,061     15,412       124,161      265,902
                                     ----------- ----------   -----------  -----------
        Total increase (decrease)
        from capital
          share transactions            292,933   (63,657)     1,531,097   (2,379,406)
                                     ----------- ----------   -----------  -----------
Total increase (decrease)
  in net assets                         305,216    94,831      1,617,893   (2,256,337)

Net assets:
  Beginning of period                   748,588   653,757      5,518,431    7,774,768
                                     ----------- ----------   -----------  -----------
  End of period                      $1,053,804   748,588      7,136,324    5,518,431
                                     =========== =========    ===========  ===========


See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              Financial Highlights
                     Six Months ended December 31, 1995 and
          Year ended June 30, 1995 and the period from October 8, 1993
                  (commencement of operations) to June 30, 1994


                                                        Equity Income
                                                          Portfolio
                                             ----------------------------------
                                               Six
                                              Months
                                               Ended
                                             Dec. 31, 1995       1995       1994
                                            ---------------      ----       ----
                                              (Unaudited)
Net asset value:
  Beginning of period                            $11.47         9.84      10.00
                                                 ------         ----      -----

  Income from investment operations:
     Net investment income                         0.12         0.22       0.19
     Net realized and unrealized gain (loss)
       on investments                              1.38         1.72     (0.16)
                                                   ----         ----     ------
            Total income from
                  investment operations            1.50         1.94       0.03
                                                   ----         ----       ----
  Less distributions
    Dividends from net investment income          (0.12)       (0.22)     (0.19)
    Distributions from capital gains              (0.17)       (0.09)        -
                                                  ------       ------    -------
            Total distributions                   (0.29)       (0.31)     (0.19)
                                                  ------       ------     ------

  End of period                                  $12.68        11.47       9.84
                                             ===========   ==========   ========

Total return                                      12.9% *      20.3%     (.03%)*
                                             ===========   ==========   ========

Ratios/Supplemental data:
  Net assets, end of period                  $18,643,010   12,813,352 12,892,161

  Ratio of expenses to average net assets         0.70% **     0.82%    0.76% **
  Ratio of net income to average net assets       1.96% **     2.14%    2.38% **
  Portfolio turnover rate                        34.75%       19.89%   10.05%

*Total return is not annualized.
**Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              Financial Highlights
                     Six Months ended December 31, 1995 and
          Year ended June 30, 1995 and the period from October 8, 1993
                  (commencement of operations) to June 30, 1994


                                                    Government Securities
                                                          Portfolio
                                             ----------------------------------

                                         Six Months Ended
                                           Dec. 31, 1995          1995      1994
                                           -------------          ----      ----
                                             (Unaudited)
Net asset value:
  Beginning of period                             $9.77         9.40       10.00
                                                  -----         ----       -----

  Income (loss) from investment operations:
     Net investment income                         0.25         0.45        0.27
     Net realized and unrealized gain (loss)
       on investments                              0.17         0.37      (0.60)
                                                   ----         ----      ------
            Total income (loss) from
                  investment operations            0.42         0.82      (0.33)
                                                   ----         ----      ------
  Less distributions:
    Dividends from net investment income         (0.25)       (0.45)      (0.27)
    Distributions from capital gains                -           -           -
                                                 -------     --------    -------
            Total distributions                  (0.25)       (0.45)      (0.27)
                                                 ------       ------      ------

  End of period                                   $9.94         9.77        9.40
                                             ===========   ==========   ========

Total return                                       4.3% *       9.0%     (3.4%)*
                                             ===========   ==========  =========

Ratios/Supplemental data:
  Net assets, end of period                 $18,762,255   13,885,204  12,477,517

  Ratio of expenses to average net assets         0.66% **     0.80%    0.74% **
  Ratio of net income to average net assets       5.11% **     4.82%    3.89% **
  Portfolio turnover rate                         6.90%       33.88%    17.36%

*Total return is not annualized.
**Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              Financial Highlights
             Six Months Ended December 31, 1995 and Years ended June
                    30, 1995 and 1994 and for the period from
          January 4, 1993 (commencement of operations) to June 30, 1993



                                                       Capital Appreciation
                                                            Portfolio
                                           ---------------------------------------------
                                            Six
                                            Months
                                             Ended
                                           Dec. 31, 1995   1995      1994      1993
                                         ---------------   ----      ----      ----
                                           (Unaudited)
Net asset value:
  Beginning of period                         $11.23        8.95      9.40     10.00
                                              ------        ----      ----     -----

  Income (loss) from investment operations:
     Net investment loss                      (0.10)      (0.15)    (0.12)    (0.04)
     Net realized and unrealized
         gain (loss) on investments             1.26        2.62    (0.33)    (0.56)
                                                ----        ----    ------    ------
       Total Income (loss) from
          investment operations                 1.16        2.47    (0.45)    (0.60)
                                                ----        ----    ------    ------

    Less distributions from capital gains      (0.84)      (0.19)     -         -
                                           ----------   --------- --------- ---------

  End of period                               $11.55       11.23      8.95      9.40
                                           ==========   ========= ========= =========

Total return                                   10.4% *     28.6%    (4.8%)    (6.0%) *
                                           ==========   ========= ========= =========

Ratios/Supplemental data:
  Net assets, end of period                $1,053,804    748,588   653,757   583,403

  Ratio of expenses to average net assets      2.93% **    2.69%     2.13%     2.41% **
  Ratio of net loss to average net assets     (1.72%) **  (1.59%)   (1.27%)   (1.04%) **
  Portfolio turnover rate                     98.24%     214.47%     9.09%     4.42%


*Total return is not annualized.
**Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              Financial Highlights
               Six Months Ended December 31, 1995 and Years ended
                 June 30, 1995, 1994, 1993, and 1992 and for the
     period from May 15, 1991 (commencement of operations) to June 30, 1991

                                               Intermediate Government Bond
                                                        Portfolio
                             -----------------------------------------------------------------
                                  Six
                             Months Ended
                             Dec. 31,1995    1995       1994      1993      1992      1991
                             -------------   ----       ----      ----      ----      ----
                             (Unaudited)
Net asset value:
  Beginning of period           $10.56      10.29      10.84     10.72     10.02     10.00
                                ------      -----      -----     -----     -----     -----

  Income (loss) from investment operations:
    Net investment income         0.27       0.50       0.47      0.38      0.94      0.07
    Net realized and
    unrealized gain (loss)
     on investments               0.14       0.27     (0.55)      0.34      0.70    (0.05)
                                  ----       ----     ------      ----      ----    ------

     Total income (loss)
      from investment operations  0.41       0.77     (0.08)      0.72      1.64      0.02
                                  ----       ----     ------      ----      ----      ----
  Less distributions:
    Dividends from net
      investment income         (0.27)     (0.50)     (0.47)    (0.38)    (0.94)       -
    Distributions from
       capital gains               -          -          -      (0.22)       -         -
                                 -----      ----       ----     ------     -----     -----
      Total distributions       (0.27)     (0.50)     (0.47)    (0.60)    (0.94)       -
                                ------     ------     ------    ------    -------   ------

  End of period                 $10.70      10.56      10.29     10.84     10.72     10.02
                             ==========   ========  ========= ========= ========= =========

Total return                      3.9% *     7.9%     (0.8%)      8.9%     11.4%      1.6% *
                             ==========   ========  ========= ========= ========= =========

Ratios/Supplemental data:
  Net assets, end of period  $7,136,324   5,518,431 7,774,768 6,747,719 4,680,585 2,230,413

  Ratio of expenses to
    average net assets           1.03% **   1.11%      1.05%     1.12%     1.04%     1.46% **
  Ratio of net income to
    average net assets           4.96% **   4.84%      4.41%     4.58%     5.31%     7.41% **

  Portfolio turnover rate        4.33%     27.67%     21.02%    32.39%   205.89%       -


*Total return is not annualized.
**Annualized for those periods less than twelve months in duration. See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          Notes to Financial Statements
                                December 31, 1995
                                   (Unaudited)
1.   Organization
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 1995, the following series are presently authorized and have shares outstanding.

        Equity Income Portfolio                  Capital Appreciation Portfolio
        Government Securities                    Intermediate Government
         Portfolio                               Bond Portfolio

2.   Summary of Significant Account Policies
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     Valuation of Investments
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

         Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

     All securities are valued in accordance with the above noted policies at the close of each business day.

     The Equity Income and Capital Appreciation Portfolios are authorized to engage in the purchase of exchange-traded put and call options. When a call option is purchased, an amount equal to the premium received by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as a liability.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2.   Continued
     The amount of the liability is subsequently marked to market to reflect the current value of the option written. The current market value of the traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     When a put option is purchased, an amount equal to the premium paid by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as an asset. The amount of the asset is subsequently marked to market to reflect the value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing sales transaction, the Portfolio realized a gain (or loss if the cost of a closing transaction is lower than the premium paid when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the asset related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally paid.

     At December 31, 1995, the Equity Income and Capital Appreciation Portfolios had no such option contracts outstanding nor were any written during the period.

     At December 31, 1995, the cost of investment securities is identical for financial reporting and income tax purposes.

     Security Transactions
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount, is accrued daily on the straight-line basis.

     Realized investment gains and losses are determined by specifically identifying the issue sold.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2.   Continued
     Federal Income Taxes
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis.

     Distribution to Shareholders
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Equity Income and Capital Appreciation Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

     Cash Equivalents
     The Fund considers investments with an original maturity of three months or less when purchased to be cash equivalents.

     The Fund and each of its Portfolios have retained Union Bank and Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee which may be increased or decreased by up to 1.40% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the S&P 500. The performance based scale became effective January 1, 1994. Prior to January 1, 1994, the fee was equal to 1.40%. For the six months ended December 31, 1995, the annualized fee ranged from zero to .23%.

     Equity Income and Government Securities Portfolios will pay the Adviser a fee equal to .50% per annum of its average daily net assets. The Intermediate Government Bond Portfolio will pay an advisory fee of .65% per annum of its average daily net assets. These Portfolios do not participate in performance based compensation scales.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.   Continued
     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except Equity Income and Government Securities Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed quarterly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, the fee of $100 per account, plus an additional fee calculated in accordance with the following table.

             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The Fund and each of its Portfolios have retained Lancaster Administrative Services, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary recordkeeping and share transfer services for the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. From January 1, 1992 until October 31, 1995 the Administrator waived .15% of its .25% administrative fee. Commencing November 1, 1995 the Administrator will not waive any portion of its fee and will use the additional fees to enter into Sub-Administrative Agreements with various banks who will provide subaccounting and other shareholder services to their customers who invest in the Fund.

     Under the terms of the advisory, custodian and administrative agreements outlined above, the Portfolios collectively incurred $103,871, $4,316 and $29,991, respectively for such services.

     At December 31, 1995, the following accrued investment advisory, custodial and administrative fees were payable to the Adviser and Administrator.

                                        Payable to       Payable to
                                          Adviser       Administrator    Total
                                        ---------      --------------   -------
        Equity Income Portfolio          $7,672          $3,836        $11,508
        Government Securities Portfolio   7,869           3,934         11,803
        Capital Appreciation Portfolio    1,462             216          1,678
        Intermediate Government
         Bond Portfolio                   3,964           1,525          5,489
                                          =====           =====          =====

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.   Continued
     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 1995, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common ownership and management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $2,097 for their brokerage services during the six months ended December 31, 1995.

4.   Investments
     Cost of investment securities held at December 31, 1995 was as follows for each Portfolio:


         Equity Income Portfolio                       $14,764,734
         Government Securities Portfolio                17,251,485
         Capital Appreciation Portfolio                    835,142
         Intermediate Government Bond Portfolio          6,469,058


5.   Securities Transactions
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:


                                               Purchases of      Proceeds
                                                 Securities     from Sales
                                               ------------    ------------
     Equity Income Portfolio                    $8,741,858      $4,857,168
     Government Securities Portfolio             5,506,100       1,000,000
     Capital Appreciation Portfolio              1,028,006         810,502
     Intermediate Government Bond Portfolio      1,510,635         248,795
                                                 =========      ==========

                               STRATUS FUND, INC.
                          Notes to Financial Statements

5.   Continued
     At December 31, 1995, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      Aggregate Gross
                                                        Unrealized
                                              Appreciation     Depreciation
                                              ------------     -------------
        Equity Income Portfolio                 $3,054,919        $134,310
        Government Securities Portfolio            437,742          73,924
        Capital Appreciation Portfolio             149,279          33,983
        Intermediate Government Bond Portfolio     134,201             650
                                                ==========       =========


6.   Capital Share Transactions
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The following summarizes the shares of each Portfolio as of the close of business of the New York Stock Exchange at December 31, 1995:


                                                Authorized      Outstanding
                                               -----------     --------------
        Equity Income Portfolio                 20,000,000     1,470,364.383
        Government Securities Portfolio         10,000,000     1,887,620.255
        Capital Appreciation Portfolio          10,000,000        91,249.715
        Intermediate Government Bond Portfolio  10,000,000       666,967.813
                                                ==========    ==============


     Transactions in the capital stock of each Portfolio for the six months ended December 31, 1995 were as follows:

                                                                  Government
                                               Equity Income      Securities
                                                 Portfolio         Portfolio
                                               ------------       -----------
         Transactions in shares:
           Shares sold                         377,470.416       535,578.387
           Shares redeemed                     (53,428.486)     (105,805.975)
           Reinvested dividends                 29,167.854        36,004.909
                                              ------------      ------------
           Net increase (decrease)             353,209.784       465,777.321
                                               ===========       ===========

                               STRATUS FUND, INC.
                          Notes to Financial Statements

6.   Continued
                                                                 Intermediate
                                                  Capital         Government
                                               Appreciation          Bond
                                                 Portfolio         Portfolio
                                               ------------     --------------
         Transactions in shares:
           Shares sold                          20,041.840       202,576.811
           Shares redeemed                        (365.959)      (70,110.687)
           Reinvested dividends                  4,926.296        11,739.369
                                                 ---------      ------------
           Net decrease                         24,602.177       144,205.493
                                                ==========       ===========


     At December 31, 1995, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                  Shares              Value
                                                ----------           --------
           Equity Income Portfolio              21,233.027          $269,235
           Government Securities Portfolio      33,246.980           330,475
           Capital Appreciation Portfolio        5,973.968            68,999
           Intermediate Government Bond Portfolio12,435.483          133,060


     At December 31, 1995,  UBATCO held, in nominee name,  the following in each
     Portfolio:

                                                    Shares           Value
                                                  ----------       ---------
         Equity Income Portfolio                 1,463,854.957   $18,561,681
         Government Securities Portfolio         1,887,620.255    18,762,255
         Capital Appreciation Portfolio             91,249.715     1,053,804
         Intermediate Government Bond Portfolio    663,179.884     7,096,025
                                                ==============   ===========